Short Term Loans	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Short Term Loans

NOTE 6 – SHORT TERM LOANS

Short-term loans represented amounts due to bank and government agency, normally due within one year. The principal of the loans is due at maturity but can be renewed at the bank’s option. Interest is due monthly.

Short term loans due to bank and government consisted of the following as of the years indicated:

	December 31, 2017	December 31, 2016
	(Audited)	(Audited)

Loan from Agricultural Bank of China with original principal amount at RMB 1,497,945 at a variable interest rate. Average interest rate is 4.9% for the years ended December 31, 2017 and 2016. The loan is matured in October 1989 . Yangshuo is negotiating an extension with the lender.	$230,230	$215,749

Loan from the Yangshuo County Bureau of Finance with original principal amount RMB 652,794 at a fixed interest rate. Interest rate is 7.92% per annum for the years ended December 31, 2017 and 2016. The loan is repayable on demand.	100,333	94,022

Loan from the Yangshuo County Bureau of finance with original loan amount RMB 1,000,000 at a zero interest rate. The loan is repayable on demand.	153,697	144,030

Total short-term loans	$484,260	$453,801

Interest expense on short term loans for the years ended December 31, 2017 and 2016 amounted to $18,515 and $18,840, respectively. No interest expense has been capitalized into property, plant and equipment as all borrowings were for working capital purposes.

Tang Dynasty Investment Group Limited [Member]
Short Term Loans

NOTE 6 – SHORT TERM LOANS

Short-term loans represented amounts due to bank and government agency, normally due within one year. The principal of the loans is due at maturity but can be renewed at the bank’s option. Interest is due monthly.

Short term loans due to bank and government consisted of the following as of the years indicated:

December 31, 2017

Loan from Agricultural Bank of China with original principal amount at RMB 1,497,945 at a variable interest rate. Average interest rate is 4.9% for the year ended December 31, 2017. The loan is matured in October 1989. Yangshuo is negotiating an extension with the lender.	$230,230

Loan from the Yangshuo County Bureau of Finance with original principal amount RMB 652,794 at a fixed interest rate. Interest rate is 7.92% per annum for the year ended December 31, 2017. The loan is repayable on demand.	100,333

Loan from the Yangshuo County Bureau of finance with original loan amount RMB 1,000,000 at a zero interest rate. The loan is repayable on demand.	153,697

Total short-term loans	$484,260

Interest expense on short term loans for the year ended December 31, 2017 amounted to $18,515. No interest expense has been capitalized into property, plant and equipment as all borrowings were for working capital purposes.